Depreciation and Amortization	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Depreciation, Depletion and Amortization [Abstract]
Depreciation and Amortization
5.
Depreciation and Amortization
The Company includes all categories of depreciation and amortization on a separate line in its Condensed Consolidated Statements of Income and Comprehensive Income. The amounts of depreciation and amortization expense excluded from the following operating expenses in its Condensed Consolidated Statements of Income and Comprehensive Income are:

	Three Months Ended March 31,
	2021	2020
Direct advertising expenses	$56,472	$58,697
General and administrative expenses	1,107	1,281
Corporate expenses	3,170	2,335

	$60,749	$62,313

(11) Depreciation and Amortization
The Company includes all categories of depreciation and amortization on a separate line in its Consolidated Statements of Income and Comprehensive Income. The amounts of depreciation and amortization expense excluded from the following operating expenses in its Consolidated Statements of Income and Comprehensive Income are:

	Year Ended December 31,
	2020	2019	2018
Direct expenses	$236,054	$235,544	$212,585
General and administrative expenses	4,996	4,416	4,134
Corporate expenses	10,246	10,068	8,542

	$251,296	$250,028	$225,261